SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Interest paid	$ 3,167	$ 1,171
Income taxes paid	167	0
Interest and income tax	$ 3,334	$ 1,171